Portfolio of investments—September 30, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.11%
Georgia: 0.57%
Utilities revenue: 0.57%
Main Street Natural Gas, Inc. Series C144Aøø	4.00%	8-1-2052	$1,000,000	$998,461
Guam: 2.89%
Airport revenue: 1.01%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2031	325,000	353,490
Antonio B Won Pat International Airport Authority Series A AMT%%	5.25	10-1-2038	200,000	219,459
Antonio B Won Pat International Airport Authority Series B%%	5.00	10-1-2028	100,000	107,656
Antonio B Won Pat International Airport Authority Series B%%	5.00	10-1-2029	225,000	245,625
Port Authority of Guam Series B AMT	5.00	7-1-2031	285,000	297,398
Port Authority of Guam Series B AMT	5.00	7-1-2032	510,000	530,133
				1,753,761
Utilities revenue: 0.45%
Guam Power Authority Series A	5.00	10-1-2042	250,000	273,048
Guam Power Authority Series A	5.00	10-1-2043	230,000	250,122
Guam Power Authority Series A	5.00	10-1-2044	250,000	270,912
				794,082
Water & sewer revenue: 1.43%
Guam Government Waterworks Authority	5.00	1-1-2046	1,500,000	1,524,851
Guam Government Waterworks Authority Water and Wastewater System Series A	5.00	7-1-2044	885,000	961,185
				2,486,036
				5,033,879
Illinois: 0.58%
GO revenue: 0.39%
Chicago Board of Education Series B	5.00	12-1-2032	650,000	680,086
Miscellaneous revenue: 0.19%
City of Chicago Lakeshore East Special Assessment Area144A	2.53	12-1-2025	327,000	323,870
				1,003,956
Minnesota: 94.10%
Airport revenue: 1.93%
Minneapolis-St. Paul Metropolitan Airports Commission Series A	5.00	1-1-2031	485,000	508,278
Minneapolis-St. Paul Metropolitan Airports Commission Series A	5.00	1-1-2052	1,000,000	1,071,031
Minneapolis-St. Paul Metropolitan Airports Commission Series A (AGC Insured)	4.00	1-1-2054	500,000	495,043
Minneapolis-St. Paul Metropolitan Airports Commission Series C	5.00	1-1-2046	1,000,000	1,028,869
Minneapolis-St. Paul Metropolitan Airports Commission Series D AMT	5.00	1-1-2041	250,000	254,908
				3,358,129
Education revenue: 20.38%
City of Brooklyn Park Athlos Leadership Academy Series A	5.50	7-1-2040	750,000	696,054
City of Cologne Cologne Academy Series A	5.00	7-1-2029	590,000	590,306
See accompanying notes to portfolio of investments
Allspring Minnesota Tax-Free Fund | 1

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
City of Cologne Cologne Academy Series A	5.00%	7-1-2034	$500,000	$500,171
City of Columbus New Millennium Academy Series A	5.50	7-1-2030	1,000,000	1,000,596
City of Deephaven Eagle Ridge Academy Series A	4.00	7-1-2025	125,000	125,061
City of Deephaven Eagle Ridge Academy Series A	4.00	7-1-2026	100,000	100,100
City of Deephaven Eagle Ridge Academy Series A	4.00	7-1-2027	100,000	100,130
City of Deephaven Eagle Ridge Academy Series A	5.25	7-1-2037	400,000	403,413
City of Deephaven Eagle Ridge Academy Series A	5.25	7-1-2040	500,000	503,390
City of Forest Lake International Language Academy Series A	5.50	8-1-2036	500,000	500,494
City of Ham Lake DaVinci Academy of Arts & Science Series A	4.00	7-1-2028	370,000	362,587
City of Ham Lake DaVinci Academy of Arts & Science Series A	5.00	7-1-2031	625,000	627,599
City of Hugo Noble Academy Series A	5.00	7-1-2029	600,000	600,358
City of Minneapolis Northeast College Prep Series A	5.00	7-1-2055	700,000	580,804
City of Moorhead Concordia College	5.00	12-1-2025	1,055,000	1,056,802
City of Otsego Kaleidoscope Charter School Series A	5.00	9-1-2034	1,100,000	1,097,851
City of Ramsey PACT Charter School Series A	5.00	6-1-2032	1,000,000	1,020,564
City of St. Cloud Athlos Academy Series A144A†	5.25	6-1-2032	355,000	308,850
City of St. Cloud STRIDE Academy Series A	5.00	4-1-2036	750,000	708,297
City of Woodbury Math & Science Academy Series A	4.00	12-1-2050	500,000	422,201
Housing & RDA of The City of St. Paul Minnesota Conservatory for Performing Artists Series A	4.00	3-1-2028	125,000	122,241
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.00	9-1-2026	415,000	419,676
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.00	9-1-2055	400,000	401,381
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.25	9-1-2031	1,000,000	1,024,570
Housing & RDA of The City of St. Paul Minnesota Hope Community Academy Series A	5.00	12-1-2034	1,645,000	1,499,937
Housing & RDA of The City of St. Paul Minnesota Twin Cities Academy Series A	5.00	7-1-2035	925,000	927,802
Housing & RDA of The City of St. Paul Minnesota Twin Cities German Immersion School	5.00	7-1-2055	750,000	709,340
Minnesota Higher Education Facilities Authority Carleton College	5.00	3-1-2053	500,000	539,056
Minnesota Higher Education Facilities Authority College of St. Benedict	4.00	3-1-2036	410,000	402,977
Minnesota Higher Education Facilities Authority College of St. Scholastica, Inc.	4.00	12-1-2040	1,000,000	919,806
Minnesota Higher Education Facilities Authority College of St. Scholastica, Inc. Series 7R	4.25	12-1-2027	330,000	330,103
Minnesota Higher Education Facilities Authority Concordia University St. Paul Series 6Q (U.S. Bank N.A. LOC)ø	4.05	4-1-2037	300,000	300,000
Minnesota Higher Education Facilities Authority Hamline University Series B	5.00	10-1-2035	1,000,000	1,015,774
Minnesota Higher Education Facilities Authority Macalester College	5.00	3-1-2028	400,000	422,454
Minnesota Higher Education Facilities Authority St. Catherine University Series A	5.00	10-1-2025	570,000	580,708
Minnesota Higher Education Facilities Authority St. Catherine University Series A	5.00	10-1-2045	2,000,000	2,023,265
Minnesota Higher Education Facilities Authority St. John’s University	4.00	10-1-2034	200,000	207,114
See accompanying notes to portfolio of investments
2 | Allspring Minnesota Tax-Free Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Minnesota Higher Education Facilities Authority St. John’s University	4.00%	10-1-2035	$170,000	$175,648
Minnesota Higher Education Facilities Authority St. John’s University	4.00	10-1-2039	200,000	204,060
Minnesota Higher Education Facilities Authority St. John’s University	4.00	10-1-2040	200,000	203,138
Minnesota Higher Education Facilities Authority St. Olaf College	4.00	10-1-2046	2,750,000	2,723,749
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis	4.00	10-1-2041	515,000	517,469
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis	5.00	10-1-2040	750,000	797,094
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis Series 8-L	5.00	4-1-2029	750,000	773,022
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis Series 8-L	5.00	4-1-2035	750,000	767,436
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis Series A	5.00	10-1-2026	295,000	307,326
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis Series A	5.00	10-1-2052	1,000,000	1,060,283
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis Series B	5.00	10-1-2036	775,000	849,027
Minnesota Office of Higher Education AMT	4.00	11-1-2037	595,000	595,749
Minnesota Office of Higher Education AMT	5.00	11-1-2026	700,000	721,928
Minnesota Office of Higher Education AMT	5.00	11-1-2027	500,000	521,822
Minnesota Office of Higher Education AMT	5.00	11-1-2033	1,000,000	1,084,554
University of Minnesota Series A	5.00	4-1-2034	270,000	294,837
University of Minnesota Series A	5.00	9-1-2042	770,000	795,622
				35,544,596
GO revenue: 23.11%
Alexandria Lake Area Sanitation District (AGM Insured)	4.13	2-1-2044	325,000	324,530
Becker Independent School District No. 726 Series B	4.00	2-1-2026	100,000	101,692
Brainerd Independent School District No. 181 Series A	4.00	2-1-2039	2,000,000	2,021,719
Brainerd Independent School District No. 181 Series A	4.00	2-1-2042	2,060,000	2,066,209
Brainerd Independent School District No. 181 Series A	4.00	2-1-2043	225,000	225,117
Buffalo-Hanover-Montrose Independent School District No. 877	2.85	2-1-2028	2,080,000	2,069,153
Canby Independent School District No. 891 Series A	4.00	2-1-2043	1,320,000	1,343,032
Chisholm Independent School District No. 695 Series A	6.00	2-1-2029	500,000	573,953
Chisholm Independent School District No. 695 Series A	6.00	2-1-2030	750,000	882,576
City of Chaska Series C	5.00	2-1-2028	235,000	253,788
City of Chaska Series C	5.00	2-1-2029	250,000	275,120
City of Chaska Series C	5.00	2-1-2030	230,000	257,512
City of Elk River Series A	3.00	12-1-2044	2,000,000	1,726,715
City of Long Prairie Series A AMT	5.00	2-1-2025	160,000	160,836
City of Long Prairie Series A AMT	5.00	2-1-2026	185,000	190,167
City of St. Cloud Series B	4.00	2-1-2028	245,000	251,784
City of St. Cloud Series B	4.00	2-1-2029	255,000	262,132
County of Hennepin City of Springfield Electric Revenue Series A	5.00	12-1-2033	250,000	284,113
County of Hennepin Series A	5.00	12-1-2033	160,000	171,489
County of Hennepin Series A	5.00	12-1-2037	910,000	968,591
County of Hennepin Series A	5.00	12-1-2041	1,000,000	1,038,487
See accompanying notes to portfolio of investments
Allspring Minnesota Tax-Free Fund | 3

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
County of Hennepin Series A	5.00%	12-1-2043	$1,500,000	$1,714,623
County of Hennepin Series B	5.00	12-1-2029	450,000	473,798
County of Hennepin Series C	5.00	12-1-2031	2,000,000	2,099,277
County of Rice Series A	4.00	2-1-2048	1,500,000	1,475,356
Duluth Independent School District No. 709 Series C CAB¤	0.00	2-1-2033	1,075,000	743,987
Gibbon Independent School District No. 2365 Series A	5.00	2-1-2041	300,000	329,863
Gibbon Independent School District No. 2365 Series A	5.00	2-1-2048	1,700,000	1,831,986
Hastings Independent School District No. 200 Series A CAB¤	0.00	2-1-2032	1,305,000	994,214
Hastings Independent School District No. 200 Series A CAB¤	0.00	2-1-2033	1,145,000	834,256
Hawley Independent School District No. 150 Series A	5.00	2-1-2040	750,000	806,536
Hawley Independent School District No. 150 Series A	5.00	2-1-2041	440,000	470,709
Hopkins Independent School District No. 270 Series A	4.00	2-1-2031	170,000	176,082
Jordan Independent School District No. 717 Series A	5.00	2-1-2035	150,000	168,728
Jordan Independent School District No. 717 Series A	5.00	2-1-2039	500,000	548,018
Marshall County Independent School District No. 441 Series A	5.00	2-1-2037	250,000	278,817
Marshall County Independent School District No. 441 Series A	5.00	2-1-2038	250,000	275,785
Minneapolis Special School District No. 1 Series A	4.00	2-1-2040	1,150,000	1,174,904
Nashwauk Keewatin Independent School District No. 319 Series A	4.00	2-1-2042	320,000	325,029
Nashwauk Keewatin Independent School District No. 319 Series A	4.00	2-1-2043	785,000	791,185
Red Lake County Central Independent School District No. 2906 Series A	5.00	2-1-2031	300,000	342,171
Red Lake County Central Independent School District No. 2906 Series A	5.00	2-1-2032	250,000	287,984
Red Lake County Central Independent School District No. 2906 Series A	5.00	2-1-2033	310,000	358,795
Rock Ridge Independent School District No. 2909 Series A	5.00	2-1-2035	405,000	460,463
Roseville Independent School District No. 623 Series A	5.00	2-1-2031	2,090,000	2,196,493
Sartell-St. Stephen Independent School District No. 748 Series A	5.00	2-1-2027	200,000	201,335
State of Minnesota Series A	5.00	8-1-2039	1,750,000	1,945,256
State of Minnesota Series B	3.25	8-1-2034	140,000	139,952
State of Minnesota Series B	4.00	8-1-2031	250,000	261,018
State of Minnesota Series B	4.00	8-1-2043	1,000,000	1,044,635
Stillwater Independent School District No. 834 Series A	5.00	2-1-2040	1,000,000	1,115,870
Worthington Independent School District No. 518 Series A	4.00	2-1-2030	440,000	447,753
Worthington Independent School District No. 518 Series A	4.00	2-1-2032	530,000	538,331
				40,301,924
Health revenue: 21.98%
City of Center City Hazelden Betty Ford Foundation	5.00	11-1-2026	750,000	750,782
City of Center City Hazelden Betty Ford Foundation	5.00	11-1-2027	500,000	500,531
City of Center City Hazelden Betty Ford Foundation	5.00	11-1-2029	300,000	300,314
City of Maple Grove Hospital Corp.	5.00	5-1-2030	850,000	878,445
City of Maple Grove Hospital Corp.	5.00	5-1-2031	500,000	515,541
City of Maple Grove Hospital Corp.	5.00	5-1-2032	725,000	745,608
City of Minneapolis/St. Paul Housing & RDA Allina Health Obligated Group	5.00	11-15-2025	225,000	229,263
City of Minneapolis/St. Paul Housing & RDA Allina Health Obligated Group	5.00	11-15-2026	645,000	674,884
See accompanying notes to portfolio of investments
4 | Allspring Minnesota Tax-Free Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
City of Minneapolis/St. Paul Housing & RDA Allina Health Obligated Group	5.00%	11-15-2029	$1,000,000	$1,104,206
City of Minneapolis/St. Paul Housing & RDA Allina Health Obligated Group Series A	5.00	11-15-2029	1,000,000	1,056,384
City of Minneapolis Allina Health Obligated Group	4.00	11-15-2038	975,000	991,817
City of Minneapolis Allina Health Obligated Group Series Bøø	5.00	11-15-2053	1,000,000	1,093,740
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2033	3,000,000	3,058,588
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2035	390,000	404,792
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2036	1,100,000	1,139,686
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2049	1,000,000	1,013,090
City of Plato Glencoe Regional Health Services	5.00	4-1-2041	550,000	557,388
City of Rochester Mayo Clinicø	3.03	11-15-2047	200,000	200,000
City of Rochester Mayo Clinic##	5.00	11-15-2057	4,500,000	4,874,832
City of Shakopee Senior Housing Revenue Benedictine Living Community LLC144Aøø	5.85	11-1-2058	735,000	725,363
City of Shakopee St. Francis Regional Medical Center Obligated Group	5.00	9-1-2027	700,000	700,621
City of Shakopee St. Francis Regional Medical Center Obligated Group	5.00	9-1-2029	325,000	325,224
City of St. Cloud CentraCare Health System Obligated Group Series A	5.00	5-1-2028	1,550,000	1,601,047
City of St. Cloud CentraCare Health System Obligated Group Series A	5.00	5-1-2031	2,000,000	2,060,018
City of Wadena Astera Health Series A	5.00	12-1-2045	1,900,000	2,068,946
Duluth EDA Essentia Health Obligated Group Series A	5.00	2-15-2048	650,000	665,458
Duluth EDA Essentia Health Obligated Group Series A	5.00	2-15-2058	1,450,000	1,476,515
Duluth EDA Essentia Health Obligated Group Series A	5.25	2-15-2053	2,500,000	2,575,658
Housing & RDA of The City of St. Paul Minnesota Fairview Health Services Obligated Group Series A	5.00	11-15-2034	565,000	585,482
Housing & RDA of The City of St. Paul Minnesota Fairview Health Services Obligated Group Series A	5.00	11-15-2047	500,000	508,402
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A	5.00	7-1-2025	520,000	525,533
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A	5.00	7-1-2028	720,000	728,712
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A	5.00	7-1-2031	2,010,000	2,031,634
Minnesota Agricultural & Economic Development Board HealthPartners Obligated Group	5.25	1-1-2047	1,500,000	1,673,930
				38,342,434
Housing revenue: 9.03%
City of Marshall Southwest & West Central Service Cooperatives Series A	5.13	2-1-2041	675,000	696,006
City of Marshall Southwest & West Central Service Cooperatives Series A	5.38	2-1-2045	720,000	742,884
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2032	440,000	496,340
City of Minneapolis Riverton Community Housing	5.00	8-1-2032	860,000	860,746
City of New London EDA Southwest & West Central Service Cooperatives Series A	4.50	2-1-2033	500,000	510,472
City of New London EDA Southwest & West Central Service Cooperatives Series A	5.00	2-1-2038	880,000	898,280
See accompanying notes to portfolio of investments
Allspring Minnesota Tax-Free Fund | 5

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
City of Oak Park Heights VSSA Boutwells Landing LLC (FHLMC LIQ)ø	3.11%	11-1-2035	$600,000	$600,000
City of Plymouth Lancaster Village Apartments LP LLP (FNMA LOC, FNMA LIQ)ø	3.23	9-15-2031	1,000,000	1,000,000
Minnesota Housing Finance Agency Series A	4.00	8-1-2031	300,000	316,325
Minnesota Housing Finance Agency Series A AMT	5.00	8-1-2027	1,665,000	1,673,907
Minnesota Housing Finance Agency Series A AMT	5.00	8-1-2032	500,000	500,663
Minnesota Housing Finance Agency Series B	5.00	8-1-2029	320,000	354,111
Minnesota Housing Finance Agency Series B	5.00	8-1-2030	465,000	521,577
Minnesota Housing Finance Agency Series B (GNMA / FNMA / FHLMC Insured)	4.10	7-1-2038	1,000,000	1,028,372
Minnesota Housing Finance Agency Series D	5.00	8-1-2028	200,000	217,166
Minnesota Housing Finance Agency Series E (GNMA / FNMA / FHLMC Insured)	1.75	1-1-2028	630,000	593,229
Minnesota Housing Finance Agency Series E (GNMA / FNMA / FHLMC Insured)	1.75	7-1-2028	490,000	456,181
Minnesota Housing Finance Agency Series M (GNMA / FNMA / FHLMC Insured)	4.85	7-1-2037	3,055,000	3,246,562
Minnesota Housing Finance Agency Series O (GNMA / FNMA / FHLMC Insured)	4.65	7-1-2041	1,000,000	1,044,099
				15,756,920
Miscellaneous revenue: 8.57%
Anoka-Hennepin Independent School District No. 11 Series A	5.00	2-1-2034	1,000,000	1,000,939
City of Center City Hazelden Betty Ford Foundation	4.00	11-1-2030	250,000	252,816
City of Center City Hazelden Betty Ford Foundation	4.00	11-1-2031	250,000	252,009
City of Center City Hazelden Betty Ford Foundation	4.00	11-1-2034	300,000	299,893
City of White Bear Lake Young Men’s Christian Association of the Greater Twin Cities	5.00	6-1-2032	1,000,000	1,054,638
Duluth Independent School District No. 709 Series B COP	5.00	2-1-2026	395,000	407,030
Duluth Independent School District No. 709 Series B COP	5.00	2-1-2028	700,000	750,624
Lake Agassiz Education Cooperative No. 0397-52 Series A COP	3.00	2-1-2028	290,000	286,584
Lake Agassiz Education Cooperative No. 0397-52 Series A COP	3.00	2-1-2029	300,000	293,315
Lake Agassiz Education Cooperative No. 0397-52 Series A COP	3.00	2-1-2030	310,000	298,560
Northeastern Metropolitan Intermediate School District No. 916 Series B COP	5.00	2-1-2034	1,500,000	1,509,862
Plymouth Intermediate District No. 287 Series A	4.00	5-1-2026	500,000	503,366
Plymouth Intermediate District No. 287 Series A	4.00	5-1-2027	1,000,000	1,008,320
Plymouth Intermediate District No. 287 Series A COP	4.00	2-1-2025	215,000	215,347
St. Cloud Independent School District No. 742 COP	5.00	2-1-2032	500,000	503,304
St. Cloud Independent School District No. 742 COP	5.00	2-1-2034	350,000	352,301
State of Minnesota State Office Building Project COP	5.00	11-1-2042	3,000,000	3,401,725
State of Minnesota State Office Building Project COP	5.00	11-1-2043	1,500,000	1,691,517
White Bear Lake Independent School District No. 624 Series B COP	5.00	4-1-2026	830,000	857,436
				14,939,586
See accompanying notes to portfolio of investments
6 | Allspring Minnesota Tax-Free Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.62%
Housing & RDA of The City of St. Paul Minnesota Series A	4.00%	8-1-2026	$525,000	$530,240
Housing & RDA of The City of St. Paul Minnesota Series A	4.00	8-1-2027	545,000	550,854
				1,081,094
Utilities revenue: 7.77%
Central Minnesota Municipal Power Agency (AGM Insured)	4.00	1-1-2042	350,000	354,781
Central Minnesota Municipal Power Agency (AGM Insured)	5.00	1-1-2029	315,000	344,761
Central Minnesota Municipal Power Agency (AGM Insured)	5.00	1-1-2030	210,000	233,542
City of Rochester Electric Utility Revenue Series A	5.00	12-1-2037	500,000	519,794
Minnesota Municipal Gas Agency Series A (Royal Bank of Canada LIQ)øø	4.00	12-1-2052	1,500,000	1,520,323
Minnesota Municipal Power Agency	5.00	10-1-2047	500,000	512,379
Northern Municipal Power Agency	5.00	1-1-2025	320,000	321,226
Northern Municipal Power Agency	5.00	1-1-2031	350,000	359,748
Northern Municipal Power Agency	5.00	1-1-2036	100,000	104,068
Northern Municipal Power Agency	5.00	1-1-2041	800,000	822,028
Sauk Centre Public Utilities Commission Electric Revenue Series A (AGM Insured)	4.00	12-1-2037	250,000	260,803
Sauk Centre Public Utilities Commission Electric Revenue Series A (AGM Insured)	5.00	12-1-2034	100,000	113,377
Southern Minnesota Municipal Power Agency Series A	5.00	1-1-2029	1,640,000	1,684,857
Southern Minnesota Municipal Power Agency Series A	5.00	1-1-2031	520,000	534,352
Southern Minnesota Municipal Power Agency Series A	5.00	1-1-2041	480,000	489,501
St. Paul Port Authority District Energy Obligated Group Series 1	3.00	10-1-2027	100,000	99,282
St. Paul Port Authority District Energy Obligated Group Series 1	3.00	10-1-2034	225,000	211,595
St. Paul Port Authority District Energy Obligated Group Series 1	4.00	10-1-2028	400,000	414,416
St. Paul Port Authority District Energy Obligated Group Series 1	4.00	10-1-2041	500,000	486,981
Western Minnesota Municipal Power Agency Red Rock Hydroelectric Project Series A	5.00	1-1-2049	1,500,000	1,553,458
Western Minnesota Municipal Power Agency Series A	5.00	1-1-2032	555,000	570,233
Western Minnesota Municipal Power Agency Series A	5.00	1-1-2034	1,000,000	1,024,961
Western Minnesota Municipal Power Agency Series A	5.00	1-1-2036	1,000,000	1,022,111
				13,558,577
Water & sewer revenue: 0.71%
City of St. Paul Water Revenue Series A	4.00	12-1-2045	1,215,000	1,244,418
				164,127,678
New York: 0.12%
Health revenue: 0.12%
Westchester County Local Development Corp. Kendal on Hudson Obligated Group Series B	5.00	1-1-2027	210,000	216,703
Puerto Rico: 0.85%
Health revenue: 0.85%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital Auxilio Mutuo Obligated Group	4.00	7-1-2037	275,000	266,420
See accompanying notes to portfolio of investments
Allspring Minnesota Tax-Free Fund | 7

Portfolio of investments—September 30, 2024 (unaudited)

		Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital Auxilio Mutuo Obligated Group		5.00%	7-1-2028	$760,000	$811,921
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital Auxilio Mutuo Obligated Group		5.00	7-1-2031	365,000	402,596
					1,480,937
Total municipal obligations (Cost $174,412,717)					172,861,614
Total investments in securities (Cost $174,412,717)	99.11%				172,861,614
Other assets and liabilities, net	0.89				1,552,702
Total net assets	100.00%				$174,414,316

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
†	Non-income-earning security
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
CAB	Capital appreciation bond
COP	Certificate of participation
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LIQ	Liquidity agreement
LOC	Letter of credit
RDA	Redevelopment Authority
See accompanying notes to portfolio of investments
8 | Allspring Minnesota Tax-Free Fund

Notes to portfolio of investments—September 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$172,861,614	$0	$172,861,614
Total assets	$0	$172,861,614	$0	$172,861,614
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
 At September 30, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Minnesota Tax-Free Fund | 9